Condensed Consolidated Statement of Cash Flows - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows from / (used in) operating activities
Receipts from customers	$ 586	$ 156,959	$ 204,768	$ 758,452	$ 964,520
Payments to suppliers and employees	(3,675,822)	(3,875,281)	(6,575,163)	(6,757,243)	(8,077,083)
R&D tax incentive and other grants received	805,231		297,213	362,258	260,159
Interest received	10,754	15,320	25,790	15,218	38,765
Net cash flows from/(used in) operating activities	(2,859,251)	(3,703,002)	(6,073,182)	(5,636,533)	(6,852,404)
Cash flows (used in)/ from investing activities
Repayment of loans by related parties	43,380
Proceeds from the sale of plant and equipment	37,002				52,650
Payments for property, plant and equipment	(2,521)	(3,255)	(50,309)	(2,385)	(234,799)
Interest received			25,849	15,218	38,765
Payments for investments in related parties			(500,000)
Net cash flows (used in)/ from investing activities	77,861	(3,255)	(524,460)	12,833	(143,384)
Cash flows (used in)/ from financing activities
Proceeds from issues of shares and other equity securities	4,499,965	1,350,000	3,557,509		8,049,369
Interest paid	(34,684)
Share issue cost	(317,082)	(3,206)	(431,347)	(9,963)	(1,234,430)
Lease payments	(99,723)
Facility fee rebate					295,110
Net cash flows (used in)/ from financing activities	4,048,476	1,346,794	3,126,162	(9,963)	7,110,049
Net (decrease)/ increase in cash and cash equivalents	1,267,086	(2,359,463)	(3,471,480)	(5,633,663)	114,261
Cash and cash equivalents at the beginning of the financial year	2,131,741	5,487,035	5,487,035	10,988,255	11,179,687
Effects of exchange rate changes on cash and cash equivalents	(121,753)	107,068	116,186	132,443	(305,693)
Cash and cash equivalents at end of the half-year	$ 3,277,074	$ 3,234,640	$ 2,131,741	$ 5,487,035	$ 10,988,255